Item G.1.b.iv

BNY Mellon Municipal Income, Inc.

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Trustees, persons owning more than 10% of the Fund's Common Stock or Variable Rate MuniFund Term Preferred Shares ("VMTP Shares"), and certain additional persons are required to report their transactions in the Fund's stock or VMTP Shares to the SEC, the New York Stock Exchange, and the Fund, as applicable. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended September 30, 2025, all filing requirements applicable to such persons were complied with except that a Form 4 was not filed on a timely basis for Bank of America Corp. On December 13, 2024, Bank of America Corp. filed a Form 4 reflecting shares of Common Stock acquired or disposed of between November 24, 2021 and April 9, 2024.